First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 6.1%
Entertainment 4.1%
Live Nation Entertainment, Inc.(a)	59,537	4,167,590
Take-Two Interactive Software, Inc.(a)	60,824	7,256,303
Total		11,423,893
Media 2.0%
Nexstar Media Group, Inc., Class A	31,516	5,441,553
Total Communication Services		16,865,446
Consumer Discretionary 9.4%
Hotels, Restaurants & Leisure 2.3%
Hyatt Hotels Corp., Class A(a)	55,259	6,177,403
Household Durables 1.8%
D.R. Horton, Inc.	50,297	4,913,514
Specialty Retail 3.8%
Burlington Stores, Inc.(a)	21,031	4,250,365
O’Reilly Automotive, Inc.(a)	7,308	6,204,346
Total		10,454,711
Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings Ltd.(a)	89,430	4,203,210
Total Consumer Discretionary		25,748,838
Consumer Staples 4.4%
Consumer Staples Distribution & Retail 3.2%
Dollar Tree, Inc.(a)	27,055	3,883,745
U.S. Foods Holding Corp.(a)	131,023	4,839,990
Total		8,723,735
Food Products 1.2%
Tyson Foods, Inc., Class A	58,655	3,479,414
Total Consumer Staples		12,203,149
Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Devon Energy Corp.	110,894	5,612,345
Marathon Petroleum Corp.	68,744	9,268,754
Total		14,881,099
Total Energy		14,881,099
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.1%
Banks 4.1%
Popular, Inc.	90,189	5,177,751
Regions Financial Corp.	329,008	6,106,388
Total		11,284,139
Capital Markets 2.0%
Carlyle Group, Inc. (The)	180,000	5,590,800
Consumer Finance 2.3%
Discover Financial Services	62,956	6,222,571
Financial Services 2.5%
Voya Financial, Inc.	94,425	6,747,611
Insurance 4.2%
Hanover Insurance Group, Inc. (The)	45,709	5,873,606
Reinsurance Group of America, Inc.	43,205	5,735,896
Total		11,609,502
Total Financials		41,454,623
Health Care 8.3%
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	46,878	6,056,637
Health Care Providers & Services 3.6%
Centene Corp.(a)	72,737	4,597,706
Quest Diagnostics, Inc.	36,369	5,145,486
Total		9,743,192
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	30,545	4,225,595
Syneos Health, Inc.(a)	75,322	2,682,970
Total		6,908,565
Total Health Care		22,708,394
Industrials 15.8%
Building Products 3.2%
Trane Technologies PLC	47,724	8,780,262
Electrical Equipment 3.4%
AMETEK, Inc.	63,835	9,277,141
2	Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.2%
Ingersoll Rand, Inc.	120,605	7,016,799
ITT, Inc.	84,882	7,325,316
Total		14,342,115
Passenger Airlines 1.9%
Southwest Airlines Co.	163,518	5,320,876
Professional Services 2.1%
CACI International, Inc., Class A(a)	19,755	5,853,011
Total Industrials		43,573,405
Information Technology 9.5%
Communications Equipment 2.1%
Motorola Solutions, Inc.	20,233	5,789,268
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	188,498	6,650,210
Semiconductors & Semiconductor Equipment 5.0%
Marvell Technology, Inc.	72,008	3,117,947
ON Semiconductor Corp.(a)	63,022	5,187,971
Teradyne, Inc.	49,381	5,308,951
Total		13,614,869
Total Information Technology		26,054,347
Materials 7.7%
Chemicals 3.6%
Chemours Co. LLC (The)	133,596	3,999,864
FMC Corp.	48,374	5,907,917
Total		9,907,781
Metals & Mining 4.1%
ATI, Inc.(a)	128,905	5,086,591
Freeport-McMoRan, Inc.	151,853	6,212,306
Total		11,298,897
Total Materials		21,206,678
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.2%
Health Care REITs 2.5%
Welltower, Inc.	94,785	6,795,137
Industrial REITs 2.5%
First Industrial Realty Trust, Inc.	129,437	6,886,048
Specialized REITs 4.2%
Gaming and Leisure Properties, Inc.	109,917	5,722,279
Lamar Advertising Co., Class A	60,185	6,011,880
Total		11,734,159
Total Real Estate		25,415,344
Utilities 8.1%
Electric Utilities 2.6%
Entergy Corp.	66,185	7,130,772
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	271,075	6,527,486
Multi-Utilities 3.1%
Ameren Corp.	98,029	8,468,725
Total Utilities		22,126,983
Total Common Stocks (Cost $215,596,899)		272,238,306

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	2,780,682	2,780,126
Total Money Market Funds (Cost $2,780,246)		2,780,126
Total Investments in Securities (Cost: $218,377,145)		275,018,432
Other Assets & Liabilities, Net		76,885
Net Assets		275,095,317

Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	4,006,708	9,756,713	(10,982,760)	(535)	2,780,126	656	37,392	2,780,682
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2023

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1QT7021_12_B01_(05/23)